Significant accounting estimates and assumptions _Impact on expected credit losses and loan principal and interest payments due to covid 19 (Details)	12 Months Ended
Dec. 31, 2020
Woori bank
Description of impact of deferred loan principal and interest due to covid-19 [Line Items]
Description of impact of deferred loan principal and interest due to covid-19	The Bank determined that the credit risk of loans affected by the loan deferment has significantly increased; and evaluated that the possibility of default is high. As a result, total loans (Loans, payment guarantees) that are subject to loan deferment and interest deferment amount to 1,820,324 million Won, and expected credit loss allowance have increased for 219,231 million Won which consist of increases of corporate loan expected credit loss allowance for 210,173 million Won and retail loan expected credit loss allowance for 9,058 million Won. Total loans (Loans, payment guarantees) that are subject to loan deferment and interest deferment consist of corporate loan of 1,697,899 million Won and retail loan of 122,425 million Won. Among total loans, loans changed its stage from 12-month to lifetime (Stage 2) expected credit losses amount to 1,650,526 million Won, which consist of corporate loan of 1,548,805 million Won and retail loan of 101,721 million Won. The Group will continue to assess the adequacy of forward-looking information related to the duration of the impact of COVID-19 on economy and government policies.
Woori Card Co., Ltd.
Description of impact of deferred loan principal and interest due to covid-19 [Line Items]
Description of impact of deferred loan principal and interest due to covid-19	As of December 31, 2020, Woori Card has 9,136 million Won in financial assets at amortized cost related to borrowers eligible for financial support, and the additional provision is 196 million Won
Woori Financial Capital Co., Ltd.
Description of impact of deferred loan principal and interest due to covid-19 [Line Items]
Description of impact of deferred loan principal and interest due to covid-19	Woori Financial Capital and Woori Investment Bank increased their expected credit loss allowance by 18,457 million Won and 8,701 million Won, respectively.
Woori Investment Bank Co., Ltd.
Description of impact of deferred loan principal and interest due to covid-19 [Line Items]
Description of impact of deferred loan principal and interest due to covid-19	Woori Financial Capital and Woori Investment Bank increased their expected credit loss allowance by 18,457 million Won and 8,701 million Won, respectively.